Capital structure and financial items - Financial risks - Financial contracts (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	10 months	9 months
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	6 months	7 months
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	12 months	12 months
CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	9 months	9 months
GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Period to cover expected future cash flow	11 months	10 months